Supplement to the
Fidelity® Select Portfolios®
Class A, Class M, Class C, Class I, and Class Z
April 29, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by BEN SHULEVA as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$4,054	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$217	none	none
* Includes assets of Consumer Discretionary Portfolio managed by the portfolio manager ($661 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of Consumer Discretionary Portfolio beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by LANDON FINTER as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,421	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Consumer Staples Portfolio managed by the portfolio manager ($1,193 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of Consumer Staples Portfolio beneficially owned by the portfolio manager was none.

FASF-SSTK-1126-124-1.848947.124	November 13, 2026

Supplement to the
Fidelity® Select Portfolios®
April 29, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by BEN SHULEVA as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$4,054	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$217	none	none
* Includes assets of Consumer Discretionary Portfolio managed by the portfolio manager ($661 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of Consumer Discretionary Portfolio beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by LANDON FINTER as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,421	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Consumer Staples Portfolio managed by the portfolio manager ($1,193 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of Consumer Staples Portfolio beneficially owned by the portfolio manager was none.

SEL-SSTK-1126-236-1.475630.236	November 13, 2026